Annual Principal Payments on Federal Home Loan Bank Advances (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
2018	$ 9,919
2019	38
2020	15
2021	15
2022	15
Thereafter	20
Federal home loan bank, advances	$ 10,022	$ 39,855